Net Employee Defined Benefit Liabilities (Details) - Schedule of Defined Contribution Plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Defined Contribution Plans [Abstract]
Expenses in respect of defined contribution plans	$ 2,264	$ 2,562